Segment Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment Reporting

(24) Segment Reporting

As of December 31, 2022 and 2023, the Group operated two segments: (1) the insurance agency segment, which mainly consists of providing agency services for distributing life and P&C insurance products on behalf of insurance companies, and (2) the claims adjusting segment, which consists of providing pre-underwriting survey services, claim adjusting services, disposal of residual value services, loading and unloading supervision services, and consulting services. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The following table shows the Group’s operations by business segment for the years ended December 31, 2021, 2022 and 2023. Other represents revenue and expenses that are not allocated to reportable segments and corporate related items.

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net revenues
Agency	2,811,936	2,376,851	2,760,448	388,801
Claims Adjusting	459,178	404,763	437,941	61,683
Total net revenues	3,271,114	2,781,614	3,198,389	450,484
Operating costs and expenses
Agency	(2,418,444)	(2,068,194)	(2,422,386)	(341,187)
Claims Adjusting	(442,349)	(416,619)	(418,589)	(58,958)
Other	(108,416)	(128,126)	(161,589)	(22,758)
Total operating costs and expenses	(2,969,209)	(2,612,939)	(3,002,564)	(422,903)
Income (loss) from operations
Agency	393,492	308,657	338,062	47,614
Claims Adjusting	16,829	(11,856)	19,352	2,725
Other	(108,416)	(128,126)	(161,589)	(22,758)
Income from operations	301,905	168,675	195,825	27,581

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Segment assets
Agency	1,513,449	2,515,467	354,296
Claims Adjusting	252,130	259,325	36,524
Other	1,323,937	1,276,092	179,735
Total assets	3,089,516	4,050,884	570,555

Substantially all of the Group’s revenues for the three years ended December 31, 2021, 2022 and 2023 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.